Document and Entity Information	18 Months Ended
Jan. 31, 2012
Document and Entity Information
Document Type	Other
Amendment Flag	false
Document Period End Date	Jan. 31, 2012
Trading Symbol	iftv
Entity Registrant Name	INFITECH VENTURES INC
Entity Central Index Key	0001129096
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY